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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21786

Voya Global Advantage and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Advantage and Premium Opportunity Fund	as of May 31, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Brazil: 0.2%
66,163		Petroleo Brasileiro SA ADR	$552,461	0.2

		Canada: 0.4%
83,220		Barrick Gold Corp.	986,989	0.4

		China: 0.9%
108,700		Tencent Holdings Ltd.	2,167,795	0.9

		France: 3.7%
101,590		AXA S.A.	2,552,575	1.1
17,024	@	Criteo SA ADR	817,663	0.4
25,723		Societe Generale	1,198,539	0.5
48,618		Total S.A.	2,453,524	1.0
30,049		Vinci S.A.	1,781,579	0.7
			8,803,880	3.7

		Germany: 4.7%
13,781		Allianz SE	2,166,593	0.9
19,520		Bayerische Motoren Werke AG	2,162,602	0.9
76,391		Deutsche Bank AG	2,304,013	1.0
15,363		Linde AG	2,951,911	1.2
17,062		Siemens AG	1,797,787	0.7
			11,382,906	4.7

		Hong Kong: 1.2%
438,925		AIA Group Ltd.	2,881,338	1.2

		Israel: 1.7%
23,457	@	Check Point Software Technologies	1,987,277	0.8
34,482		Nice Systems Ltd. ADR	2,162,021	0.9
			4,149,298	1.7

		Japan: 6.8%
59,800		Japan Tobacco, Inc.	2,170,142	0.9
5,300		Keyence Corp.	2,843,356	1.2
446,300		Mitsubishi UFJ Financial Group, Inc.	3,290,929	1.4
85,300		Sumitomo Mitsui Financial Group, Inc.	3,870,858	1.6
59,400		Toyota Motor Corp.	4,097,442	1.7
			16,272,727	6.8

		Malaysia: 0.0%
100		Malayan Banking BHD	246	0.0

		Mexico: 0.7%
12,408	@	Fomento Economico Mexicano SAB de CV ADR	1,103,071	0.4
112,093		Grupo Financiero Banorte	632,497	0.3
			1,735,568	0.7

		Netherlands: 1.5%
12,994		Airbus Group NV	884,376	0.4
108,808		Reed Elsevier NV	2,638,393	1.1
			3,522,769	1.5

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Peru: 0.3%
57,503		Cia de Minas Buenaventura SAA ADR	$644,034	0.3

		Poland: 0.4%
8,316		Powszechny Zaklad Ubezpieczen SA	994,967	0.4

		Singapore: 1.1%
167,000		DBS Group Holdings Ltd.	2,510,765	1.1

		South Korea: 0.7%
1,430		Samsung Electronics Co., Ltd.	1,682,216	0.7

		Spain: 1.0%
170,400		Telefonica S.A.	2,415,305	1.0

		Switzerland: 5.6%
20,139		Cie Financiere Richemont SA	1,739,418	0.7
52,070		Nestle S.A.	4,034,229	1.7
47,722		Novartis AG	4,897,785	2.0
9,216		Roche Holding AG - Genusschein	2,809,694	1.2
			13,481,126	5.6

		Taiwan: 1.0%
97,612		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,370,019	1.0

		Turkey: 0.3%
228,054		Akbank TAS	678,924	0.3

		United Kingdom: 8.1%
375,721		Barclays PLC	1,555,868	0.7
76,155		BG Group PLC	1,327,420	0.6
355,381		BP PLC	2,459,137	1.0
266,995		HSBC Holdings PLC	2,536,655	1.1
137,584		Prudential PLC	3,428,525	1.4
78,562		Rio Tinto PLC	3,435,862	1.4
81,128		Scottish & Southern Energy PLC	2,064,531	0.8
114,559		WPP PLC	2,706,590	1.1
			19,514,588	8.1

		United States: 57.0%
28,250	@	Adobe Systems, Inc.	2,234,292	0.9
12,411		Air Products & Chemicals, Inc.	1,821,438	0.8
15,833		Allegion Public Ltd.	988,612	0.4
62,133		Altria Group, Inc.	3,181,210	1.3
25,282		American Airlines Group, Inc.	1,071,198	0.4
46,626		American Electric Power Co., Inc.	2,624,578	1.1
12,619		Apple, Inc.	1,644,003	0.7
140,398		Bank of America Corp.	2,316,567	1.0
5,897	@	Biogen, Inc.	2,341,050	1.0
69,684		Blackstone Group LP	3,052,159	1.3
11,340		California Resources Corp.	89,019	0.0

PORTFOLIO OF INVESTMENTS
Voya Global Advantage and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
69,390		Carnival Corp.	$3,214,839	1.3
23,100		Celgene Corp.	2,643,564	1.1
111,738		Cisco Systems, Inc.	3,275,041	1.4
81,496		Citigroup, Inc.	4,407,304	1.8
57,445		Comcast Corp. – Class A	3,358,235	1.4
41,638		CVS Caremark Corp.	4,262,898	1.8
2,082		Cytec Industries, Inc.	125,940	0.1
53,743		Delta Airlines, Inc.	2,306,650	1.0
88,201		EMC Corp.	2,323,214	1.0
75,462		Freeport-McMoRan, Inc.	1,482,828	0.6
142,318		General Electric Co.	3,881,012	1.6
27,195	@	Gilead Sciences, Inc.	3,053,183	1.3
15,380		Goldman Sachs Group, Inc.	3,171,202	1.3
4,256		Google, Inc. - Class A	2,320,882	1.0
2,788	@	Google, Inc. - Class C	1,483,523	0.6
56,860		Halliburton Co.	2,581,444	1.1
22,992		Hess Corp.	1,552,420	0.6
23,723		Honeywell International, Inc.	2,471,937	1.0
32,499		Ingersoll-Rand PLC - Class A	2,235,281	0.9
64,021		JPMorgan Chase & Co.	4,211,301	1.8
17,409		Kellogg Co.	1,092,763	0.5
55,189		Marathon Oil Corp.	1,500,589	0.6
11,821	@	Medivation, Inc.	1,560,963	0.7
70,420		Merck & Co., Inc.	4,287,874	1.8
44,761		Metlife, Inc.	2,339,210	1.0
82,152		Microsoft Corp.	3,849,643	1.6
37,808		Mylan NV	2,745,995	1.1
32,687		Nike, Inc.	3,323,287	1.4
69,913	@	Nuance Communications, Inc.	1,179,432	0.5
34,352		Occidental Petroleum Corp.	2,685,983	1.1
87,312		Oracle Corp.	3,797,199	1.6
154,770		Pfizer, Inc.	5,378,257	2.2
45,909		PPL Corp.	1,593,501	0.7
40,418		Procter & Gamble Co.	3,168,367	1.3
27,744		Qualcomm, Inc.	1,933,202	0.8
28,688	@	Sensata Technologies Holdings N.V.	1,580,422	0.7
28,099		Target Corp.	2,228,813	0.9
998		Transocean Ltd - RIGN	19,241	0.0
44,622		Transocean Ltd.	841,125	0.3
31,851		UnitedHealth Group, Inc.	3,828,809	1.6
36,361		Walt Disney Co.	4,013,164	1.7
55,439	@	Weatherford International PLC	766,167	0.3
91,060		Wells Fargo & Co.	5,095,718	2.1
3,325	@	Wesco International, Inc.	238,934	0.1
21,265		Yum! Brands, Inc.	1,916,189	0.8
			136,691,671	57.0

	Total Common Stock
	(Cost $184,663,732)		233,439,592	97.3

	Assets in Excess of Other Liabilities		6,492,623	2.7
	Net Assets		$239,932,215	100.0

@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $185,160,787.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,295,915
Gross Unrealized Depreciation	(10,017,110)

Net Unrealized Appreciation	$48,278,805

Sector Diversification	Percentage of Net Assets
Financials	23.3%
Information Technology	16.0
Health Care	14.0
Consumer Discretionary	13.0
Industrials	7.9
Consumer Staples	7.9
Energy	6.8
Materials	4.8
Utilities	2.6
Telecommunication Services	1.0
Assets in Excess of Other Liabilities	2.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Advantage and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Asset Table
Investments, at fair value
Common Stock
Brazil	$552,461	$–	$–	$552,461
Canada	986,989	–	–	986,989
China	–	2,167,795	–	2,167,795
France	817,663	7,986,217	–	8,803,880
Germany	–	11,382,906	–	11,382,906
Hong Kong	–	2,881,338	–	2,881,338
Israel	4,149,298	–	–	4,149,298
Japan	–	16,272,727	–	16,272,727
Malaysia	–	246	–	246
Mexico	1,735,568	–	–	1,735,568
Netherlands	–	3,522,769	–	3,522,769
Peru	644,034	–	–	644,034
Poland	–	994,967	–	994,967
Singapore	–	2,510,765	–	2,510,765
South Korea	–	1,682,216	–	1,682,216
Spain	–	2,415,305	–	2,415,305
Switzerland	–	13,481,126	–	13,481,126
Taiwan	2,370,019	–	–	2,370,019
Turkey	–	678,924	–	678,924
United Kingdom	2,064,531	17,450,057	–	19,514,588
United States	136,672,430	19,241	–	136,691,671
Total Common Stock	149,992,993	83,446,599	–	233,439,592
Total Investments, at fair value	$149,992,993	$83,446,599	$–	$233,439,592
Other Financial Instruments+
Forward Foreign Currency Contracts	–	224,461	–	224,461
Futures	32,361	–	–	32,361
Total Assets	$150,025,354	$83,671,060	$–	$233,696,414
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(331,621)	$–	$(331,621)
Futures	(161,998)	–	–	(161,998)
Written Options	–	(1,160,713)	–	(1,160,713)
Total Liabilities	$(161,998)	$(1,492,334)	$–	$(1,654,332)

(1)	For the period ended May 31, 2015 as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2015, securities valued at $2,670,950 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2015, the following forward foreign currency contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas Bank	Japanese Yen	9,121,438	Buy	07/31/15	$76,188	$73,549	$(2,639)
							$(2,639)

PORTFOLIO OF INVESTMENTS
Voya Global Advantage and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

BNP Paribas Bank	Japanese Yen	9,121,438	Sell	07/31/15	$76,784	$73,549	$3,235
BNP Paribas Bank	Israeli New Shekel	16,244,126	Sell	06/30/15	4,193,816	4,197,658	(3,842)
BNP Paribas Bank	Swiss Franc	12,984,823	Sell	06/30/15	13,698,602	13,829,305	(130,703)
BNP Paribas Bank	Japanese Yen	1,959,832,774	Sell	06/30/15	15,878,477	15,796,809	81,668
BNP Paribas Bank	EU Euro	23,827,737	Sell	06/30/15	25,985,172	26,179,609	(194,437)
The Royal Bank of Scotland Group PLC	British Pound	13,305,758	Sell	06/30/15	20,471,986	20,332,428	139,558
							$(104,521)

At May 31, 2015, the following futures contracts were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
EURO STOXX 50®	(65)	06/19/15	$(2,542,889)	$18,457
FTSE 100 Index	(48)	06/19/15	(5,109,372)	13,904
Nikkei 225 Index	(15)	06/11/15	(1,243,000)	(91,791)
S&P 500 E-Mini	(33)	06/19/15	(3,474,900)	(70,207)
			$(12,370,161)	$(129,637)

At May 31, 2015, the following over-the-counter written options were outstanding for Voya Global Advantage and Premium Opportunity Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
1,200	Barclays Bank PLC	Call on Euro Stoxx 50® Index	3,650.304 EUR	07/02/15	$91,579	$(68,739)
1,300	Citigroup, Inc.	Call on Euro Stoxx 50® Index	3,695.460 EUR	06/05/15	103,024	(10,568)
1,200	Morgan Stanley	Call on Euro Stoxx 50® Index	3,641.860 EUR	06/19/15	107,521	(50,670)
700	Barclays Bank PLC	Call on FTSE 100 Index	7,056.362 GBP	07/02/15	86,141	(66,604)
700	BNP Paribas Bank	Call on FTSE 100 Index	7,095.016 GBP	06/19/15	79,721	(32,777)
700	Citigroup, Inc.	Call on FTSE 100 Index	7,079.600 GBP	06/05/15	94,845	(14,780)
25,300	Citigroup, Inc.	Call on Nikkei 225 Index	19,758.900 JPY	06/19/15	70,105	(184,222)
25,200	Citigroup, Inc.	Call on Nikkei 225 Index	20,147.750 JPY	07/02/15	70,211	(138,619)
24,300	Morgan Stanley	Call on Nikkei 225 Index	20,022.600 JPY	06/05/15	71,064	(115,024)
11,200	Barclays Bank PLC	Call on S&P 500 Index	2,139.630 USD	07/02/15	252,563	(163,557)
11,300	Citigroup, Inc.	Call on S&P 500 Index	2,104.070 USD	06/05/15	280,477	(182,940)
11,200	Morgan Stanley	Call on S&P 500 Index	2,132.080 USD	06/19/15	245,168	(132,213)
		Total Written OTC Options			$1,552,419	$(1,160,713)

PORTFOLIO OF INVESTMENTS
Voya Global Advantage and Premium Opportunity Fund	as of May 31, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$224,461
Equity contracts	Futures contracts	32,361
Total Asset Derivatives		$256,822

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$331,621
Equity contracts	Futures contracts	161,998
Equity contracts	Written options	1,160,713
Total Liability Derivatives		$1,654,332

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2015:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Morgan Stanley	Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$-	$84,903	$-	$-	$139,558	$224,461
Total Assets	$-	$84,903	$-	$-	$139,558	$224,461

Liabilities:
Forward foreign currency contracts	$-	$331,621	$-	$-	$-	$331,621
Written options	298,900	32,777	531,129	297,907	-	1,160,713
Total Liabilities	$298,900	$364,398	$531,129	$297,907	$-	$1,492,334

Net OTC derivative instruments by counterparty, at fair value	$(298,900)	$(279,495)	$(531,129)	$(297,907)	$139,558	(1,267,873)

Total collateral pledged by the Fund/(Received from counterparty)	$50,000	$(490,000)	$-	$420,000	$-	$(20,000)

Net Exposure(1)	$(248,900)	$(769,495)	$(531,129)	$122,093	$139,558	$(1,287,873)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2015